united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

LG QRAFT AI-Powered U.S. Large Cap Core ETF

(LQAI) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about LG QRAFT AI-Powered U.S. Large Cap Core ETF for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.qraftaietf.com/lqai. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LG QRAFT AI-Powered U.S. Large Cap Core ETF	$80	0.75%

How did the Fund perform during the reporting period?

The LG Qraft AI-Powered U.S. Large Cap Core ETF (the “Fund”) is an actively-managed exchange-traded fund that seeks capital appreciation by utilizing an investment strategy enhanced by the use of artificial intelligence (“AI”). For the fiscal year ending April 30, 2025, the Fund has a total return of +12.40% at Net Asset Value (“NAV”).

The Fund utilizes an AI-driven approach to dynamically rotate among investment factors that include, but are not limited to: quality, size, value, momentum, and low volatility. In line with the broader U.S. equity market, the Fund recorded gains throughout the Tech-driven rally for the majority of 2024, before returning some of those profits in February 2025 in the market volatility following international tariff negotiations. The Fund outperformed the benchmark S&P 500 over the past year, finishing higher after taking a more concentrated bet in Technology for most of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

LG QRAFT AI-Powered U.S. Large Cap Core ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$13,025
$12,946
11/06/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
04/30/25

	LG QRAFT AI-Powered U.S. Large Cap Core ETF - NAV	S&P 500® Index
11/06/23	$10,000	$10,000
12/31/23	$10,959	$10,958
03/31/24	$12,090	$12,114
06/30/24	$12,484	$12,633
09/30/24	$13,043	$13,377
12/31/24	$14,013	$13,699
03/31/25	$13,068	$13,114
04/30/25	$12,946	$13,025

Average Annual Total Returns

	1 Year	Since Inception (November 6, 2023)
LG QRAFT AI-Powered U.S. Large Cap Core ETF - NAV	12.40%	19.03%
S&P 500® Index	12.10%	19.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Fund Statistics

Net Assets	$6,088,093
Number of Portfolio Holdings	100
Total Advisory Fee Paid	$37,043
Portfolio Turnover Rate	567%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.9%
Industrials	2.0%
Materials	3.2%
Real Estate	5.1%
Health Care	5.7%
Financials	5.9%
Utilities	9.1%
Consumer Discretionary	10.3%
Communications	15.6%
Consumer Staples	17.6%
Technology	24.3%

Top 10 Holdings (% of net assets)

Microsoft Corporation	6.5%
Netflix, Inc.	5.2%
NVIDIA Corporation	4.9%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.3%
Palantir Technologies, Inc.	3.1%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.3%
Amcor PLC	2.1%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.qraftaietf.com/lqai), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-LQAI

QRAFT AI-Enhanced U.S. Large Cap ETF

(QRFT) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap ETF for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.qraftaietf.com/qrft. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap ETF	$79	0.75%

How did the Fund perform during the reporting period?

The Qraft AI-Enhanced U.S. Large Cap ETF (the “Fund”) is an actively-managed exchange-traded fund that seeks capital appreciation by utilizing an investment strategy enhanced by the use of artificial intelligence (“AI”). For the fiscal year ending April 30, 2025, the Fund has a total return of +11.04% at Net Asset Value (“NAV”).

The Fund utilizes an AI-driven approach to dynamically rotate among investment factors that include, but are not limited to: quality, size, value, momentum, and low volatility. In line with the broader U.S. equity market, the Fund recorded gains throughout the Tech-driven rally for the majority of 2024, before returning some of those profits in February 2025 in the market volatility following international tariff negotiations. The Fund outperformed the benchmark S&P 500 in the first half of 2024, but finished lower after taking a slightly more defensive positioning in the second half of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

QRAFT AI-Enhanced U.S. Large Cap ETF - NAV
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,320
$21,567
May-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	QRAFT AI-Enhanced U.S. Large Cap ETF - NAV	S&P 500® Index
May-2019	$10,000	$10,000
Apr-2020	$11,284	$10,443
Apr-2021	$17,380	$15,245
Apr-2022	$16,588	$15,278
Apr-2023	$16,723	$15,685
Apr-2024	$20,102	$19,239
Apr-2025	$22,320	$21,567

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2019)
QRAFT AI-Enhanced U.S. Large Cap ETF - NAV	11.04%	14.62%	14.45%
S&P 500® Index	12.10%	15.61%	13.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,739,087
Number of Portfolio Holdings	350
Total Advisory Fee Paid	$99,521
Portfolio Turnover Rate	267%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	1.3%
Real Estate	1.6%
Utilities	1.9%
Energy	3.0%
Consumer Staples	6.7%
Industrials	7.4%
Communications	9.3%
Consumer Discretionary	10.3%
Health Care	10.9%
Financials	11.3%
Technology	36.0%

Top 10 Holdings (% of net assets)

Apple, Inc.	7.0%
Microsoft Corporation	6.7%
NVIDIA Corporation	6.0%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.1%
Tesla, Inc.	2.1%
Broadcom, Inc.	2.1%
Eli Lilly & Company	1.9%
Walmart, Inc.	1.7%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.qraftaietf.com/qrft), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-QRFT

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

(AMOM) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about QRAFT AI-Enhanced U.S. Large Cap Momentum ETF for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.qraftaietf.com/amom. You can also request this information by contacting us at 855-973-7880.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	$78	0.75%

How did the Fund perform during the reporting period?

The Qraft AI-Enhanced U.S. Large Cap Momentum ETF (the “Fund”) is an actively-managed exchange-traded fund that seeks capital appreciation by utilizing an investment strategy enhanced by the use of artificial intelligence (“AI”). For the fiscal year ending April 30, 2025, the Fund has a total return of +8.18 % at Net Asset Value (“NAV”).

The Fund utilizes an AI-driven approach to dynamically rotate among momentum factors. In line with the broader U.S. equity market, the Fund recorded gains throughout the Tech-driven rally for the majority of 2024, before returning some of those profits in February 2025 in the market volatility following international tariff negotiations. The Fund outperformed the benchmark S&P 500 in calendar year 2024, but finished lower after suffering steeper drawdowns in the first quarter of 2025.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF - NAV
S&P 500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$21,567
$21,434
May-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF - NAV	S&P 500® Index
May-2019	$10,000	$10,000
Apr-2020	$10,999	$10,443
Apr-2021	$18,693	$15,245
Apr-2022	$14,834	$15,278
Apr-2023	$15,526	$15,685
Apr-2024	$19,814	$19,239
Apr-2025	$21,434	$21,567

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 20, 2019)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF - NAV	8.18%	14.27%	13.68%
S&P 500® Index	12.10%	15.61%	13.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$26,698,194
Number of Portfolio Holdings	50
Total Advisory Fee Paid	$249,623
Portfolio Turnover Rate	354%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	2.6%
Utilities	3.1%
Consumer Discretionary	5.5%
Energy	5.7%
Industrials	7.4%
Consumer Staples	8.6%
Financials	9.0%
Health Care	11.9%
Communications	14.2%
Technology	31.8%

Top 10 Holdings (% of net assets)

NVIDIA Corporation	8.7%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.6%
Eli Lilly & Company	5.2%
Walmart, Inc.	5.0%
Netflix, Inc.	4.2%
Costco Wholesale Corporation	3.7%
Palantir Technologies, Inc.	3.3%
T-Mobile US, Inc.	2.8%
General Electric Company	2.5%

Material Fund Changes

No material changes occurred during the year ended April 30, 2025.

Change In Or Disagreement With Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM) NYSE Arca, Inc.

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.qraftaietf.com/amom), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-AMOM

(b)        Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)     The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert on the audit committee.

(a)(2)	The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

(a)        Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$43,500
2024	$42,600

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$9,000
2024	$9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2025, and 2024, respectively.

(e)(1)  The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)  There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable.

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2025, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)       Not applicable.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6. Investments.

(a)        The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)        Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)       Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (LQAI)

Annual Financials and Other Information

April 30, 2025

Exchange Listed Funds Trust TABLE OF CONTENTS April 30, 2025

Financial Statements (Form N-CSR, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

i

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS April 30, 2025
	Shares	Fair Value
Common Stocks — 99.7%
Communications — 9.3%
Airbnb, Inc., Class A(a)	125	$15,240
Alphabet, Inc., Class A	1,665	264,402
AT&T, Inc.	2,046	56,674
Booking Holdings, Inc.	9	45,894
Comcast Corporation, Class A	1,071	36,628
Electronic Arts, Inc.	75	10,882
Expedia Group, Inc.	35	5,493
Fox Corporation, Class A	60	2,987
GoDaddy, Inc., Class A(a)	40	7,533
Interpublic Group of Companies, Inc. (The)	103	2,587
Match Group, Inc.	70	2,076
Meta Platforms, Inc., Class A	627	344,222
Netflix, Inc.(a)	123	139,202
News Corporation, Class A	105	2,848
Take-Two Interactive Software, Inc.(a)	51	11,899
T-Mobile US, Inc.	325	80,259
Uber Technologies, Inc.(a)	597	48,363
VeriSign, Inc.(a)	26	7,335
Verizon Communications, Inc.	1,193	52,564
Walt Disney Company (The)	514	46,749
		1,183,837
Consumer Discretionary — 10.3%
Amazon.com, Inc.(a)	3,071	566,353
Aptiv Holdings Ltd.(a)	66	3,766
AutoZone, Inc.(a)	5	18,813
Axon Enterprise, Inc.(a)	23	14,106
BorgWarner, Inc.	62	1,760
Builders FirstSource, Inc.(a)	33	3,948
Chipotle Mexican Grill, Inc.(a)	385	19,450
Darden Restaurants, Inc.	33	6,621
Domino’s Pizza, Inc.	9	4,413
DR Horton, Inc.	89	11,244
eBay, Inc.	132	8,997
General Motors Company	283	12,803
Hasbro, Inc.	39	2,414
Hilton Worldwide Holdings, Inc.	68	15,333
Home Depot, Inc. (The)	278	100,217
Lowe’s Companies, Inc.	156	34,875
Lululemon Athletica, Inc.(a)	35	9,477
Marriott International, Inc., Class A	78	18,609
Masco Corporation	60	3,637
McDonald’s Corporation	201	64,250
Mohawk Industries, Inc.(a)	18	1,914
NIKE, Inc., Class B	337	19,008
NVR, Inc.(a)	1	7,126
O’Reilly Automotive, Inc.(a)	16	22,643
Ralph Lauren Corporation	11	2,474
Starbucks Corporation	324	25,936
	Shares	Fair Value
Common Stocks — (continued)
Consumer Discretionary — (continued)
Tapestry, Inc.	59	$4,168
Tesla, Inc.(a)	935	263,819
TJX Companies, Inc. (The)	312	40,148
Yum! Brands, Inc.	79	11,885
		1,320,207
Consumer Staples — 6.7%
Altria Group, Inc.	468	27,682
Archer-Daniels-Midland Company	137	6,542
Bunge Global S.A.	38	2,991
Church & Dwight Company, Inc.	70	6,954
Clorox Company (The)	35	4,981
Coca-Cola Company (The)	1,210	87,785
Colgate-Palmolive Company	230	21,204
Constellation Brands, Inc., Class A	52	9,752
Costco Wholesale Corporation	125	124,313
Kellanova	98	8,111
Kenvue, Inc.	540	12,744
Kimberly-Clark Corporation	94	12,387
Kroger Company (The)	204	14,731
McCormick & Company, Inc.	72	5,520
Mondelez International, Inc., Class A	369	25,140
Monster Beverage Corporation(a)	275	16,533
PepsiCo, Inc.	391	53,012
Philip Morris International, Inc.	435	74,542
Procter & Gamble Company (The)	662	107,621
Sysco Corporation	138	9,853
Tyson Foods, Inc., Class A	80	4,899
Walmart, Inc.	2,225	216,381
		853,678
Energy — 3.0%
Baker Hughes Company	277	9,806
Chevron Corporation	500	68,030
ConocoPhillips	355	31,638
Coterra Energy, Inc.	216	5,305
Devon Energy Corporation	182	5,535
EOG Resources, Inc.	156	17,211
Exxon Mobil Corporation	1,229	129,819
Halliburton Company	245	4,856
Hess Corporation	87	11,227
Kinder Morgan, Inc.	632	16,622
Marathon Petroleum Corporation	88	12,092
ONEOK, Inc.	177	14,542
Schlumberger Ltd.	390	12,967
Targa Resources Corporation	62	10,596
Valero Energy Corporation	89	10,332
Williams Companies, Inc. (The)	345	20,207
		380,785

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2025
	Shares	Fair Value
Common Stocks — (continued)
Financials — 11.3%
Aflac, Inc.	155	$16,845
Allstate Corporation (The)	75	14,879
American Express Company	198	52,748
American International Group, Inc.	163	13,288
Ameriprise Financial, Inc.	27	12,718
Aon PLC, Class A	61	21,642
Apollo Global Management, Inc.	163	22,246
Arch Capital Group Ltd.	106	9,612
Arthur J Gallagher & Company	72	23,090
Assurant, Inc.	15	2,891
Bank of America Corporation	2,150	85,742
Bank of New York Mellon Corporation (The)	203	16,323
Berkshire Hathaway, Inc., Class B(a)	379	202,103
Blackrock, Inc.	45	41,143
Blackstone, Inc.	206	27,132
Brown & Brown, Inc.	81	8,959
Capital One Financial Corporation	106	19,108
Charles Schwab Corp./The	501	40,781
Chubb Ltd.	113	32,327
Cincinnati Financial Corporation	44	6,125
Citigroup, Inc.	534	36,515
Citizens Financial Group, Inc.	123	4,537
CME Group, Inc.	102	28,262
Discover Financial Services	67	12,239
Everest Re Group Ltd.	12	4,306
Fifth Third Bancorp	189	6,793
Globe Life, Inc.	24	2,960
Goldman Sachs Group, Inc. (The)	88	48,184
Hartford Financial Services Group, Inc. (The)	81	9,936
Huntington Bancshares, Inc.	412	5,986
Intercontinental Exchange, Inc.	166	27,883
Invesco Ltd.	128	1,783
JPMorgan Chase & Company	792	193,738
KeyCorporation	312	4,630
KKR & Company, Inc.	253	28,910
Loews Corporation	60	5,210
Marsh & McLennan Companies, Inc.	139	31,340
MetLife, Inc.	192	14,471
Morgan Stanley	456	52,633
Nasdaq, Inc.	163	12,422
PNC Financial Services Group, Inc. (The)	111	17,837
Principal Financial Group, Inc.	64	4,746
Progressive Corp./The	165	46,488
Prudential Financial, Inc.	100	10,271
	Shares	Fair Value
Common Stocks — (continued)
Financials — (continued)
Raymond James Financial, Inc.	58	$7,948
Regions Financial Corporation	255	5,205
State Street Corporation	82	7,224
Synchrony Financial	110	5,715
Travelers Companies, Inc. (The)	65	17,168
Truist Financial Corporation	367	14,071
US Bancorp	446	17,992
W R Berkley Corporation	109	7,814
Wells Fargo & Company	920	65,329
Willis Towers Watson PLC	28	8,618
		1,438,866
Health Care — 10.9%
Abbott Laboratories	489	63,937
AbbVie, Inc.	495	96,574
Agilent Technologies, Inc.	81	8,716
Align Technology, Inc.(a)	21	3,639
Amgen, Inc.	152	44,220
Boston Scientific Corporation(a)	416	42,794
Bristol-Myers Squibb Company	573	28,765
Cardinal Health, Inc.	68	9,608
Cencora, Inc.	55	16,097
Cigna Group (The)	76	25,843
CVS Health Corporation	357	23,815
Danaher Corporation	205	40,863
DexCom, Inc.(a)	111	7,923
Edwards Lifesciences Corporation(a)	165	12,456
Elevance Health, Inc.	65	27,337
Eli Lilly & Company	270	242,716
Gilead Sciences, Inc.	355	37,822
HCA Healthcare, Inc.	70	24,156
IDEXX Laboratories, Inc.(a)	23	9,951
Incyte Corporation(a)	55	3,446
Intuitive Surgical, Inc.(a)	102	52,612
IQVIA Holdings, Inc.(a)	51	7,909
Johnson & Johnson	681	106,446
McKesson Corporation	35	24,948
Medtronic PLC	357	30,259
Merck & Company, Inc.	718	61,173
Mettler-Toledo International, Inc.(a)	6	6,423
Pfizer, Inc.	1,614	39,398
Regeneron Pharmaceuticals, Inc.	31	18,562
Revvity, Inc.	35	3,270
Solventum Corporation(a)	48	3,174
STERIS plc	27	6,068
Stryker Corporation	107	40,009

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2025
	Shares	Fair Value
Common Stocks — (continued)
Health Care — (continued)
Thermo Fisher Scientific, Inc.	108	$46,332
UnitedHealth Group, Inc.	258	106,151
Vertex Pharmaceuticals, Inc.(a)	75	38,213
Zimmer Biomet Holdings, Inc.	56	5,771
Zoetis, Inc.	127	19,863
		1,387,259
Industrials — 7.4%
3M Company	152	21,114
A O Smith Corporation	34	2,307
Allegion plc	25	3,480
AMETEK, Inc.	65	11,023
Amphenol Corporation, Class A	352	27,086
Boeing Company (The)(a)	219	40,130
Carrier Global Corporation	247	15,447
Caterpillar, Inc.	136	42,062
Cintas Corporation	115	24,343
CSX Corporation	533	14,961
Cummins, Inc.	39	11,460
Deere & Company	77	35,694
Dover Corporation	39	6,655
Eaton Corporation PLC	113	33,264
Emerson Electric Company	160	16,818
Expeditors International of Washington, Inc.	39	4,286
FedEx Corporation	68	14,302
Fortive Corporation	96	6,690
GE Vernova, LLC	78	28,925
Generac Holdings, Inc.(a)	17	1,944
General Dynamics Corporation	76	20,681
General Electric Company	305	61,470
Honeywell International, Inc.	185	38,943
Howmet Aerospace, Inc.	115	15,937
Hubbell, Inc.	15	5,448
IDEX Corporation	22	3,827
Illinois Tool Works, Inc.	84	20,152
Jacobs Solutions, Inc.	35	4,333
Johnson Controls International plc	187	15,689
Keysight Technologies, Inc.(a)	50	7,270
Lennox International, Inc.	10	5,468
Lockheed Martin Corporation	66	31,532
Northrop Grumman Corporation	42	20,433
Otis Worldwide Corporation	112	10,782
Parker-Hannifin Corporation	36	21,782
Pentair PLC	47	4,264
Republic Services, Inc.	88	22,066
Rockwell Automation, Inc.	33	8,173
Rollins, Inc.	136	7,770
RTX Corporation	380	47,928
	Shares	Fair Value
Common Stocks — (continued)
Industrials — (continued)
Snap-on, Inc.	15	$4,707
Southwest Airlines Company	170	4,753
Teledyne Technologies, Inc.(a)	14	6,524
Textron, Inc.	53	3,730
Trane Technologies PLC	64	24,532
TransDigm Group, Inc.	16	22,609
Trimble, Inc.(a)	70	4,350
Union Pacific Corporation	168	36,232
United Parcel Service, Inc., Class B	209	19,918
United Rentals, Inc.	19	11,998
Veralto Corporation	70	6,713
Waste Management, Inc.	114	26,603
Westinghouse Air Brake Technologies Corporation	49	9,052
WW Grainger, Inc.	14	14,340
Xylem, Inc.	69	8,319
		940,319
Materials — 1.3%
Avery Dennison Corporation	23	3,936
CF Industries Holdings, Inc.	47	3,683
Corteva, Inc.	189	11,716
Eastman Chemical Company	33	2,541
Ecolab, Inc.	80	20,114
Freeport-McMoRan, Inc.	417	15,025
Linde PLC	134	60,733
Mosaic Company (The)	91	2,766
Packaging Corporation of America	25	4,640
PPG Industries, Inc.	64	6,967
Sherwin-Williams Company (The)	70	24,704
Steel Dynamics, Inc.	43	5,578
		162,403
Real Estate — 1.6%
American Tower Corporation, Class A - REIT	133	29,980
CBRE Group, Inc., Class A(a)	85	10,385
Digital Realty Trust, Inc. - REIT	95	15,251
Equinix, Inc. - REIT	27	23,240
Essex Property Trust, Inc. - REIT	18	5,025
Iron Mountain, Inc. - REIT	83	7,443
Prologis, Inc. - REIT	262	26,776
Public Storage - REIT	49	14,721
Realty Income Corporation - REIT	249	14,407
SBA Communications Corporation, Class A - REIT	30	7,302
Simon Property Group, Inc. - REIT	93	14,636
Texas Pacific Land Corporation - REIT	6	7,733
Welltower, Inc. - REIT	184	28,077
		204,976
See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2025
	Shares	Fair Value
Common Stocks — (continued)
Technology — 36.0%+
Accenture PLC, Class A	175	$52,351
Adobe, Inc.(a)	123	46,123
Advanced Micro Devices, Inc.(a)	465	45,268
Akamai Technologies, Inc.(a)	43	3,465
Analog Devices, Inc.	142	27,679
ANSYS, Inc.(a)	25	8,047
Apple, Inc.	4,220	896,750
Applied Materials, Inc.	233	35,115
Arista Networks, Inc.(a)	363	29,864
Autodesk, Inc.(a)	61	16,729
Automatic Data Processing, Inc.	115	34,569
Broadcom, Inc.	1,359	261,567
Broadridge Financial Solutions, Inc.	33	7,999
Cadence Design Systems, Inc.(a)	79	23,521
CDW Corporation	38	6,101
Cisco Systems, Inc.	1,123	64,831
Cognizant Technology Solutions Corporation, Class A	140	10,300
Corning, Inc.	245	10,873
Corpay, Inc.(a)	20	6,507
CoStar Group, Inc.(a)	121	8,975
Crowdstrike Holdings, Inc., Class A(a)	72	30,879
F5, Inc.(a)	16	4,236
FactSet Research Systems, Inc.	11	4,754
Fair Isaac Corporation(a)	7	13,928
Fidelity National Information Services, Inc.	149	11,753
Fiserv, Inc.(a)	157	28,977
Fortinet, Inc.(a)	221	22,931
Garmin Ltd.	55	10,278
Gartner, Inc.(a)	22	9,264
Gen Digital, Inc.	175	4,527
Global Payments, Inc.	70	5,342
HP, Inc.	272	6,955
Intel Corporation	1,247	25,065
International Business Machines Corporation	260	62,873
Intuit, Inc.	78	48,943
Jabil, Inc.	31	4,543
Jack Henry & Associates, Inc.	20	3,469
Juniper Networks, Inc.	95	3,450
KLA Corporation	37	26,000
Lam Research Corporation	366	26,231
Leidos Holdings, Inc.	36	5,298
MarketAxess Holdings, Inc.	11	2,437
Mastercard, Inc., Class A	255	139,756
Microchip Technology, Inc.	155	7,142
	Shares	Fair Value
Common Stocks — (continued)
Technology — (continued)
Micron Technology, Inc.	325	$25,009
Microsoft Corporation	2,145	847,833
Monolithic Power Systems, Inc.	14	8,303
Moody’s Corporation	51	23,109
Motorola Solutions, Inc.	47	20,698
MSCI, Inc.	22	11,992
NetApp, Inc.	58	5,206
NVIDIA Corporation	7,063	769,301
Oracle Corporation	808	113,702
Palantir Technologies, Inc.(a)	655	77,578
Palo Alto Networks, Inc.(a)	192	35,891
PayPal Holdings, Inc.(a)	283	18,633
PTC, Inc.(a)	35	5,424
QUALCOMM, Inc.	315	46,765
Roper Technologies, Inc.	30	16,802
S&P Global, Inc.	86	43,004
Salesforce, Inc.	276	74,164
Seagate Technology Holdings PLC	60	5,462
ServiceNow, Inc.(a)	59	56,346
Synopsys, Inc.(a)	45	20,655
Teradyne, Inc.	46	3,414
Texas Instruments, Inc.	255	40,813
Tyler Technologies, Inc.(a)	13	7,063
Verisk Analytics, Inc.	40	11,857
Visa, Inc., Class A	483	166,878
Western Digital Corporation(a)	100	4,386
Workday, Inc., Class A(a)	63	15,435
Zebra Technologies Corporation, Class A(a)	15	3,755
		4,585,143
Utilities — 1.9%
Alliant Energy Corporation	73	4,456
Ameren Corporation	76	7,542
American Electric Power Company, Inc.	149	16,143
CMS Energy Corporation	85	6,260
Consolidated Edison, Inc.	99	11,162
Constellation Energy Corporation	91	20,333
DTE Energy Company	58	7,946
Duke Energy Corporation	217	26,478
Evergy, Inc.	65	4,492
Exelon Corporation	280	13,132
NextEra Energy, Inc.	585	39,124
NiSource, Inc.	134	5,241
NRG Energy, Inc.	58	6,356
PPL Corporation	208	7,592
Public Service Enterprise Group, Inc.	142	11,350

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2025
	Shares	Fair Value
Common Stocks — (continued)
Utilities — (continued)
Sempra	182	$13,517
Southern Company (The)	311	28,578
Vistra Corporation	98	12,704
		242,406
Total Common Stocks (Cost $13,206,937)		12,699,879
Total Investments — 99.7% (Cost $13,206,937)		12,699,879
Other Assets in Excess of Liabilities — 0.3%		39,208
Total Net Assets — 100.0%		$12,739,087

LLC    -  Limited Liability Company

LTD    -  Limited Company

MSCI  -  Morgan Stanley Capital International

PLC    -  Public Limited Company

REIT   -  Real Estate Investment Trust

S.A.    -  Société Anonyme

(a)    Non-income producing security.

+   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP ETF Summary of Investments April 30, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	36.0%
Financials	11.3%
Health Care	10.9%
Consumer Discretionary	10.3%
Communications	9.3%
Industrials	7.4%
Consumer Staples	6.7%
Energy	3.0%
Utilities	1.9%
Real Estate	1.6%
Materials	1.3%
Total Common Stocks	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF SCHEDULE OF INVESTMENTS April 30, 2025
	Shares	Fair Value
Common Stocks — 99.8%
Communications — 14.2%
Fox Corporation, Class A	2,804	$139,611
GoDaddy, Inc., Class A(a)	1,282	241,439
Meta Platforms, Inc., Class A	2,821	1,548,729
Netflix, Inc.(a)	981	1,110,217
T-Mobile US, Inc.	2,984	736,899
		3,776,895
Consumer Discretionary — 5.5%
Axon Enterprise, Inc.(a)	562	344,675
Deckers Outdoor Corporation(a)	1,690	187,303
O’Reilly Automotive, Inc.(a)	288	407,577
Royal Caribbean Cruises Ltd.	1,669	358,685
Tapestry, Inc.	2,488	175,777
		1,474,017
Consumer Staples — 8.6%
Costco Wholesale Corporation	983	977,594
Walmart, Inc.	13,616	1,324,156
		2,301,750
Energy — 5.7%
EQT Corporation	4,834	238,993
Kinder Morgan, Inc.	12,765	335,720
ONEOK, Inc.	3,625	297,830
Targa Resources Corporation	1,503	256,863
Williams Companies, Inc. (The)	6,524	382,110
		1,511,516
Financials — 9.0%
Apollo Global Management, Inc.	2,960	403,981
Arthur J Gallagher & Company	1,240	397,656
Brown & Brown, Inc.	2,190	242,214
Discover Financial Services	1,699	310,356
KKR & Company, Inc.	4,007	457,880
Progressive Corp./The	2,071	583,483
		2,395,570
Health Care — 11.9%
Boston Scientific Corporation(a)	5,510	566,814
Cardinal Health, Inc.	1,913	270,288
Eli Lilly & Company	1,547	1,390,675
Gilead Sciences, Inc.	4,831	514,695
McKesson Corporation	624	444,781
		3,187,253
Industrials — 7.4%
General Electric Company	3,344	673,950
Howmet Aerospace, Inc.	2,563	355,181
Quanta Services, Inc.	1,108	324,301
TransDigm Group, Inc.	291	411,202
United Airlines Holdings, Inc.(a)	3,188	219,398
		1,984,032
	Shares	Fair Value
Common Stocks — (continued)
Real Estate — 2.6%
Texas Pacific Land Corporation - REIT	190	$244,885
Welltower, Inc.- REIT	2,969	453,040
		697,925
Technology — 31.8%+
Arista Networks, Inc.(a)	5,868	482,760
Broadcom, Inc.	7,706	1,483,174
Crowdstrike Holdings, Inc., Class A(a)	1,224	524,937
Fair Isaac Corporation(a)	167	332,277
Fiserv, Inc.(a)	2,287	422,112
Fortinet, Inc.(a)	4,107	426,142
International Business Machines Corporation	2,773	670,566
Jabil, Inc.	1,303	190,968
NVIDIA Corporation	21,364	2,326,967
Palantir Technologies, Inc.(a)	7,548	893,985
Palo Alto Networks, Inc.(a)	2,874	537,237
Super Micro Computer, Inc.(a)	6,047	192,657
		8,483,782
Utilities — 3.1%
Entergy Corporation	3,237	269,221
NRG Energy, Inc.	2,118	232,090
Vistra Corporation	2,487	322,391
		823,702
Total Common Stocks (Cost $26,674,083)		26,636,442
Total Investments — 99.8% (Cost $26,674,083)		26,636,442
Other Assets in Excess of Liabilities — 0.2%		61,752
Total Net Assets — 100.0%		$26,698,194

LTD    -  Limited Company

REIT   -  Real Estate Investment Trust

(a)    Non-income producing security.

+       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying Notes to Financial Statements.

QRAFT AI-ENHANCED U.S. LARGE CAP MOMENTUM ETF Summary of Investments April 30, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.8%
Communications	14.2%
Health Care	11.9%
Financials	9.0%
Consumer Staples	8.6%
Industrials	7.4%
Energy	5.7%
Consumer Discretionary	5.5%
Utilities	3.1%
Real Estate	2.6%
Total Common Stocks	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS April 30, 2025
	Shares	Fair Value
Common Stocks — 99.7%
Communications — 15.6%
Alphabet, Inc., Class A	1,438	$228,354
AT&T, Inc.	3,803	105,343
Charter Communications, Inc., Class A(a)	109	42,713
Comcast Corporation, Class A	365	12,483
Meta Platforms, Inc., Class A	250	137,250
Netflix, Inc.(a)	282	319,146
News Corporation, Class A	1,520	41,222
Verizon Communications, Inc.	1,339	58,996
Warner Bros Discovery, Inc.(a)	808	7,005
		952,512
Consumer Discretionary — 10.3%
Amazon.com, Inc.(a)	1,245	229,604
CarMax, Inc.(a)	94	6,079
Ford Motor Company	11,861	118,729
Home Depot, Inc. (The)	30	10,815
LKQ Corporation	1,645	62,855
Lululemon Athletica, Inc.(a)	25	6,769
McDonald’s Corporation	123	39,317
NIKE, Inc., Class B	118	6,655
Tesla, Inc.(a)	332	93,677
Yum! Brands, Inc.	335	50,397
		624,897
Consumer Staples — 17.6%
Altria Group, Inc.	837	49,509
Coca-Cola Company (The)	467	33,881
Conagra Brands, Inc.	3,809	94,120
Constellation Brands, Inc., Class A	170	31,882
Costco Wholesale Corporation	118	117,351
Dollar General Corporation	145	13,585
Dollar Tree, Inc.(a)	317	25,921
General Mills, Inc.	697	39,548
Hormel Foods Corporation	3,110	92,989
Kenvue, Inc.	3,525	83,190
Keurig Dr Pepper, Inc.	2,598	89,864
Kraft Heinz Company (The)	2,934	85,379
Molson Coors Beverage Company, Class B	598	34,403
Mondelez International, Inc., Class A	131	8,925
Monster Beverage Corporation(a)	665	39,980
PepsiCo, Inc.	69	9,355
Philip Morris International, Inc.	76	13,023
Target Corporation	120	11,604
The Campbell’s Company	2,349	85,645
Walmart, Inc.	1,167	113,491
		1,073,645
	Shares	Fair Value
Common Stocks — (continued)
Energy — 0.9%
Chevron Corporation	220	$29,933
Kinder Morgan, Inc.	907	23,854
		53,787
Financials — 5.9%
Aon PLC, Class A	145	51,445
Bank of America Corporation	326	13,001
Berkshire Hathaway, Inc., Class B(a)	236	125,846
CME Group, Inc.	76	21,058
Erie Indemnity Company, Class A	61	21,876
Franklin Resources, Inc.	2,584	48,476
Huntington Bancshares, Inc.	3,134	45,537
JPMorgan Chase & Company	64	15,656
KeyCorporation	469	6,960
W R Berkley Corporation	154	11,040
		360,895
Health Care — 5.7%
Abbott Laboratories	111	14,513
Cencora, Inc.	49	14,341
Eli Lilly & Company	20	17,979
Gilead Sciences, Inc.	107	11,400
Humana, Inc.	44	11,539
Johnson & Johnson	73	11,411
Mettler-Toledo International, Inc.(a)	33	35,329
Molina Healthcare, Inc.(a)	36	11,772
ResMed, Inc.	156	36,908
Revvity, Inc.	321	29,991
UnitedHealth Group, Inc.	70	28,801
Vertex Pharmaceuticals, Inc.(a)	44	22,418
Viatris, Inc.	11,648	98,075
		344,477
Industrials — 2.0%
CSX Corporation	1,338	37,558
L3Harris Technologies, Inc.	124	27,282
Lockheed Martin Corporation	30	14,333
Rollins, Inc.	647	36,963
Stanley Black & Decker, Inc.	109	6,542
		122,678
Materials — 3.2%
Amcor PLC	13,680	125,856
Avery Dennison Corporation	162	27,720
LyondellBasell Industries N.V., Class A	113	6,578
Newmont Corporation	671	35,348
		195,502

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SCHEDULE OF INVESTMENTS (Continued) April 30, 2025
	Shares	Fair Value
Common Stocks — (continued)
Real Estate — 5.1%
Alexandria Real Estate Equities, Inc. - REIT	373	$27,102
Host Hotels & Resorts, Inc. - REIT	6,833	96,482
Invitation Homes, Inc. - REIT	984	33,643
Kimco Realty Corporation - REIT	4,101	81,938
VICI Properties, Inc. - REIT	2,169	69,451
		308,616
Technology — 24.3%
Advanced Micro Devices, Inc.(a)	94	9,151
Apple, Inc.	937	199,113
Broadcom, Inc.	949	182,654
Hewlett Packard Enterprise Company	455	7,380
Intel Corporation	623	12,522
Juniper Networks, Inc.	2,917	105,945
Micron Technology, Inc.	93	7,156
Microsoft Corporation	1,008	398,422
NVIDIA Corporation	2,739	298,332
ON Semiconductor Corporation(a)	184	7,305
Palantir Technologies, Inc.(a)	1,574	186,425
Super Micro Computer, Inc.(a)	194	6,181
Texas Instruments, Inc.	274	43,854
Visa, Inc., Class A	39	13,475
		1,477,915
	Shares	Fair Value
Common Stocks — (continued)
Utilities — 9.1%
American Water Works Company, Inc.	60	$8,821
CenterPoint Energy, Inc.	3,169	122,894
Exelon Corporation	1,349	63,268
FirstEnergy Corporation	1,716	73,582
NiSource, Inc.	1,050	41,065
PG&E Corporation	6,644	109,759
PPL Corporation	2,663	97,200
Xcel Energy, Inc.	513	36,269
		552,858
Total Common Stocks (Cost $5,825,851)		6,067,782
Total Investments — 99.7% (Cost $5,825,851)		6,067,782
Other Assets in Excess of Liabilities — 0.3%		20,311
Total Net Assets — 100.0%		$6,088,093

N.V.    -  Naamioze Vennootschap

PLC    -  Public Limited Company

REIT   -  Real Estate Investment Trust

(a)    Non-income producing security.

See accompanying Notes to Financial Statements.

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF SUMMARY OF INVESTMENTS April 30, 2025
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.3%
Consumer Staples	17.6%
Communications	15.6%
Consumer Discretionary	10.3%
Utilities	9.1%
Financials	5.9%
Health Care	5.7%
Real Estate	5.1%
Materials	3.2%
Industrials	2.0%
Energy	0.9%
Total Common Stocks	99.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES April 30, 2025
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
Assets
Investments, at value	$12,699,879	$26,636,442	$6,067,782
Cash	39,717	70,936	19,273
Dividend and interest receivable	7,352	5,458	4,351
Tax reclaims receivable	83	831	7
Total Assets	12,747,031	26,713,667	6,091,413

Liabilities
Advisory fee payable	7,944	15,473	3,320
Total Liabilities	7,944	15,473	3,320
Net Assets	$12,739,087	$26,698,194	$6,088,093

Net Assets consist of:
Paid-in capital	$18,037,339	$49,524,535	$6,866,385
Accumulated earnings (deficit)	(5,298,252)	(22,826,341)	(778,292)
Net Assets	$12,739,087	$26,698,194	$6,088,093

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001	675,001	190,001
Net Asset Value, Offering and Redemption Price Per Share	$50.96	$39.55	$32.04
Investments, at cost	$13,206,937	$26,674,083	$5,825,851
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Year Ended April 30, 2025	Year Ended April 30, 2025	Year Ended April 30, 2025
Investment Income
Dividend income	$171,982	$196,147	$79,862
Less foreign taxes withheld	(517)	—	—
Interest income	1,213	1,930	545
Total Investment Income	172,678	198,077	80,407

Expenses
Advisory fees	99,521	249,623	37,043
Total Expenses	99,521	249,623	37,043
Net Investment Income (Loss)	73,157	(51,546)	43,364

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(811,103)	(6,668,547)	(987,178)
In-kind redemptions	1,831,789	7,784,817	1,312,001
Foreign currency transactions	3	—	—
	1,020,689	1,116,270	324,823
Net Change in Unrealized Gain (Loss) on:
Investments	(343,916)	48,672	138,953
Net Realized and Unrealized Gain (Loss) on Investments	676,773	1,164,942	463,776
Net Increase (Decrease) in Net Assets Resulting From Operations	$749,930	$1,113,396	$507,140

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. Large Cap ETF		QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		LG QRAFT AI-Powered U.S. Large Cap Core ETF
	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
Operations
Net investment income (loss)	$73,157	$40,717	$(51,546)	$34,619	$43,364	$17,854
Net realized gain (loss) on investments	1,020,689	1,096,115	1,116,270	3,766,808	324,823	327,605
Net change in unrealized gain (loss) on investments	(343,916)	(279,840)	48,672	(720,789)	138,953	102,978
Net Increase (Decrease) in Net Assets Resulting From Operations	749,930	856,992	1,113,396	3,080,638	507,140	448,437

Distribution to Shareholders	(75,270)	(45,066)	—	(48,948)	(46,265)	(13,026)

Capital Share Transactions
Proceeds from shares sold	23,956,518	16,899,814	70,839,968	59,697,468	14,151,285	10,102,871
Cost of shares redeemed	(21,120,821)	(13,320,551)	(65,362,032)	(54,840,627)	(12,839,334)	(6,223,040)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	2,835,697	3,579,263	5,477,936	4,856,841	1,311,951	3,879,831
Net Increase (Decrease) in Net Assets	3,510,357	4,391,189	6,591,332	7,888,531	1,772,826	4,315,242

Net Assets
Beginning of year	9,228,730	4,837,541	20,106,862	12,218,331	4,315,267	25 (b)
End of year	$12,739,087	$9,228,730	$26,698,194	$20,106,862	$6,088,093	$4,315,267

Change in Share Transactions
Shares sold	450,000	375,000	1,650,000	1,800,000	430,000	370,000
Shares redeemed	(400,000)	(300,000)	(1,525,000)	(1,675,000)	(390,000)	(220,000)
Net Increase (Decrease) in Shares Outstanding	50,000	75,000	125,000	125,000	40,000	150,000

(a)  For the period November 7, 2023 (commencement of operations) to April 30, 2024.

(b)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of the Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap ETF (For a Share Outstanding Throughout the Period Presented)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net asset value, beginning of year	$46.14	$38.70	$38.74	$40.62	$26.83

Investment operations:
Net investment income (loss)(a)	0.29	0.30	0.32	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	4.81	7.48	(0.03)	(1.91)	14.50
Total from investment operations	5.10	7.78	0.29	(1.85)	14.48

Distributions to shareholders from:
Net investment income	(0.28)	(0.34)	(0.33)	(0.03)	(0.02)
Net realized gains	—	—	—	—	(0.67)
Total distributions	(0.28)	(0.34)	(0.33)	(0.03)	(0.69)

Net asset value, end of year	$50.96	$46.14	$38.70	$38.74	$40.62

Net Asset Value, Total Return	11.04%	20.21%	0.83%	(4.57)%	54.12%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$12,739	$9,229	$4,838	$11,621	$20,311
Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.55%	0.71%	0.86%	0.15%	(0.06)%
Portfolio turnover rate(b)	267%	317%	348%	180%	263%

(a)  Per share amounts calculated using average shares method.

(b)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (For a Share Outstanding Throughout the Period Presented)	Year Ended April 30, 2025	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021
Net asset value, beginning of year	$36.56	$28.75	$27.72	$35.19	$25.75

Investment operations:
Net investment income (loss)(a)	(0.07)	0.08	0.24	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	3.06	7.84	1.02(b)	(7.21)	17.27
Total from investment operations	2.99	7.92	1.26	(7.20)	17.23

Distributions to shareholders from:
Net investment income	—	(0.11)	(0.23)	(0.01)	(0.02)
Net realized gains	—	—	—	(0.26)	(7.77)
Total distributions	—	(0.11)	(0.23)	(0.27)	(7.79)

Net asset value, end of year	$39.55	$36.56	$28.75	$27.72	$35.19

Net Asset Value, Total Return	8.18%	27.62%	4.65%	(20.63)%	69.95%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$26,698	$20,107	$12,218	$15,940	$21,992
Ratios to Average Net Assets:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.15)%	0.24%	0.88%	0.03%	(0.13)%
Portfolio turnover rate(c)	354%	449%	506%	790%	346%

(a)  Per share amounts calculated using average shares method.

(b)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s Securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(c)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
LG QRAFT AI-Powered U.S. Large Cap Core ETF (For a Share Outstanding Throughout the Period Presented)	Year Ended April 30, 2025	Period Ended April 30, 2024(a)
Net asset value, beginning of period	$28.77	$25.06

Investment operations:
Net investment income (loss)(b)	0.29	0.13
Net realized and unrealized gain (loss) on investments	3.28	3.67
Total from investment operations	3.57	3.80

Distributions to shareholders from:
Net investment income	(0.30)	(0.09)
Total distributions	(0.30)	(0.09)

Net asset value, end of period	$32.04	$28.77

Net Asset Value, Total Return	12.40%	15.19%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$6,088	$4,315
Ratios to Average Net Assets:
Expenses	0.75%	0.75%(d)
Net investment income (loss)	0.88%	0.97%(d)
Portfolio turnover rate(e)	567%	258%(c)

(a)  For the period November 7, 2023 (commencement of operations) to April 30, 2024.

(b)  Per share amounts calculated using average shares method.

(c)   Not Annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS April 30, 2025

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

LG QRAFT AI-Powered U.S. Large Cap Core ETF

The QRAFT AI-Enhanced U.S. Large Cap Momentum ETF is classified as a non-diversified investment company under the 1940 Act. The QRAFT AI-Enhanced U.S. Large Cap ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

Each of the QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and the LG QRAFT AI-Powered U.S. Large Cap Core ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF commenced operations on May 20, 2019. The LG QRAFT AI-Powered U.S. Large Cap Core ETF commenced operations on November 7, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

(b)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, Equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

The following is a summary of the valuations as of April 30, 2025, for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,699,879	$—	$—	$12,699,879
Total	$12,699,879	$—	$—	$12,699,879

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,636,442	$—	$—	$26,636,442
Total	$26,636,442	$—	$—	$26,636,442

LG QRAFT AI-Powered U.S. Large Cap Core ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,067,782	$—	$—	$6,067,782
Total	$6,067,782	$—	$—	$6,067,782

* See Schedule of Investments for additional detailed categorizations.

(c)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

(e)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f)     Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser, and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Effective June 14, 2024, Ultimus Fund Services, LLC provides administration and fund accounting services to the Trust pursuant to separate servicing agreements. Brown Brothers Harriman & Co. serves as each fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees. Prior to June 14,2024, The Bank of New York Mellon provided administration, fund accounting services, transfer agent and custodian services to the Funds.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$35,629,750	$36,201,706
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	113,766,359	117,139,427
LG QRAFT AI-Powered U.S. Large Cap Core ETF	27,844,731	29,089,882

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

Purchases and sales of in-kind transactions for the year ended April 30, 2025, were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. Large Cap ETF	$23,945,435	$20,558,972
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	70,677,243	61,859,395
LG QRAFT AI-Powered U.S. Large Cap Core ETF	14,126,989	11,587,179

5.     Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, a Fund’s strategy may not be successfully implemented and a Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk. (QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only). As a non-diversified investment company under the 1940 Act, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk. Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Technology Sector Risk. Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of a Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

7.     Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2025, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$1,669,203	$(1,669,203)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	7,317,195	(7,317,195)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	1,205,516	(1,205,516)

The tax character of the distributions paid during the tax year ended April 30, 2025, and April 30, 2024, was as follows:

	Year Ended April 30, 2025
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
QRAFT AI-Enhanced U.S. Large Cap ETF	$75,270	$—	$—	$75,270
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	—	—	—	—
LG QRAFT AI-Powered U.S. Large Cap Core ETF	46,265	—	—	46,265
	Year Ended April 30, 2024
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
QRAFT AI-Enhanced U.S. Large Cap ETF	$45,066	$—	$—	$45,066
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	48,948	—	—	48,948
LG QRAFT AI-Powered U.S. Large Cap Core ETF	13,026	—	—	13,026

As of the tax year ended April 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. Large Cap ETF	$(4,707,510)	$—	$—	$(590,742)	$(5,298,252)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	(22,665,582)	—	—	(160,759)	(22,826,341)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	(846,960)	1,372	—	67,296	(778,292)

At April 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. Large Cap ETF	$13,290,621	$264,671	$(855,413)	$(590,742)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	26,797,201	1,450,566	(1,611,325)	(160,759)
LG QRAFT AI-Powered U.S. Large Cap Core ETF	6,000,486	170,242	(102,946)	67,296

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2025

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2025, each Fund has non-expiring accumulated capital loss carry forwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. Large Cap ETF	$4,450,260	$257,250	$4,707,510
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	22,606,182	34,140	22,640,322
LG QRAFT AI-Powered U.S. Large Cap Core ETF	846,960	—	846,960

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2025, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF had $25,260 of qualified late-year ordinary losses, which are deferred until May 1, 2025, for tax purposes. Net late-year losses incurred after December 31, 2024, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

8.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9.     New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM April 30, 2025

To the Shareholders of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and LG QRAFT AI-Powered U.S. Large Cap Core ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below (the “Funds”), as of April 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022, and 2021
LG QRAFT AI-Powered U.S. Large Cap Core ETF	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from November 7, 2023 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2025

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Unaudited) April 30, 2025

Tax Information

For the year ended April 30, 2025, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
QRAFT AI-Enhanced U.S. Large Cap ETF	100%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	0%
LG QRAFT AI-Powered U.S. Large Cap Core ETF	57%

For the year ended April 30, 2025, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
QRAFT AI-Enhanced U.S. Large Cap ETF	100%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	0%
LG QRAFT AI-Powered U.S. Large Cap Core ETF	64%

Premium/Discount information

Information regarding how often the Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for various time periods can be found on the Fund’s website at https://qraftaietf.com/.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSR Items 8-11) (Unaudited) (Continued) April 30, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $19,323 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit: • 855-973-7880 • https://qraftaietf.com/

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)        There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable

(b)        Not applicable

Item 19. Exhibits.

(a)(1)        Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)      Not applicable.

(a)(5)      Not applicable.

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

             Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: July 2, 2025	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: July 2, 2025	Principal Executive Officer

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Date: July 2, 2025	Principal Financial Officer